UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2019
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2019 (Unaudited)

Consolidated Schedule of Investments	1-14
Consolidated Statement of Assets and Liabilities	15
Consolidated Statement of Operations	16
Consolidated Statements of Changes in Net Assets	17
Consolidated Statement of Cash Flows	18
Consolidated Financial Highlights	19-20
Notes to Consolidated Financial Statements	21-34
Fund Expenses	35
Other Information	36

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (2.83%) Asia - Pacific (0.21%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	648,000	$5,004,427
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	300,000	2,018,479
West Japan Railway Co.	Transportation	12/25/18	42,000	3,544,857
Total Asia - Pacific (0.21%)				10,567,763

North America (1.30%)
American Water Works Co., Inc.	Utilities	02/10/16	44,390	5,514,570
Ares Capital Corp.	Diversified Financial Services	02/10/16	296,386	5,521,671
Ares Management Corp.	Diversified Financial Services	06/28/19	69,187	1,854,212
Atmos Energy Corp.	Utilities	02/10/16	63,856	7,270,644
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	42,020	2,051,837
Canadian National Railway Co.	Transportation	05/14/19	22,449	2,016,308
Crown Castle International Corp.	Communication	02/10/16	46,000	6,393,080
Enbridge, Inc.	Utilities	02/10/16	144,500	5,070,276
Fortis Inc.	Utilities	12/18/17	147,000	6,216,247
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	139,285	3,055,868
KKR & Co., Inc.	Diversified Financial Services	02/10/16	73,162	1,964,400
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	223,265	3,043,102
Onex Corporation	Diversified Financial Services	02/10/16	33,000	2,046,610
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	4,759,700
Solar Capital Ltd	Diversified Financial Services	08/28/17	200,234	4,140,839
Union Pacific Corp.	Transportation	06/24/16	22,625	3,664,797
WideOpenWest, Inc.	Communication	08/15/19	23,813	146,450
Total North America (1.30%)				64,730,611

Western Europe (1.32%)
Ackermans & van Haaren N.V.	Industrial Services	06/28/19	9,675	1,468,304
Aena SA	Transportation	12/21/18	25,000	4,577,684
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	4,868,637
Brilliant Circle Holdings International Ltd.	Industrial Services	04/14/11	12,448,515	1,032,075
Cellnex Telecom SA	Communication	05/15/19	83,569	3,453,108
Eutelsat Communications SA	Communication	09/22/16	96,477	1,796,016
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	4,499,785
HgCapital Trust PLC	Listed Private Markets Funds	02/12/16	1,870,560	5,279,799
HICL Infrastructure Co Ltd	Listed Private Markets Funds	03/24/16	2,682,763	5,495,708
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	06/28/19	259,357	2,761,989
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	163,000	2,921,207
Investor AB	Diversified Financial Services	08/28/17	49,753	2,433,256
National Grid PLC	Utilities	02/10/16	317,250	3,448,508
Sofina SA	Diversified Financial Services	01/10/18	11,500	2,557,725
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	724,000	4,636,585
Veolia Environnement SA	Utilities	08/28/17	170,052	4,310,528
Vinci SA	Transportation	02/10/16	75,074	8,080,169
Wendel SA	Diversified Financial Services	12/21/18	18,000	2,474,648
Total Western Europe (1.32%)				66,095,731

Total Common Stocks (Cost $123,575,689)(2.83%)				$141,394,105

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (87.49%) Direct Investments * (68.38%) Direct Equity (50.34%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.59%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	5,713,047	$108,598,253
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	17,100,392
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	3,616,500
Continuity CNC Capital Ltd. +, a, c	Member interest	03/03/18	—	27,901,822
Huntress Co-Investment L.P. +, a, b, c	Limited partnership interest	04/08/16	—	62,678,413
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	4,438,780
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	13,186,543	16,726,767
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	4,181,691
Qualitas Medical Limited +, a	Common equity	01/31/18	10,308,160	7,858,632
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	2,336,498
TPG Upswing Co-invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	23,862,800
Total Asia - Pacific (5.59%)				279,300,548

North America (26.02%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	70,757,386	79,717,501
Acrisure Investment Holdings, LLC +, a, c	Member interest	11/21/16	—	6,344,113
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	14,067,583
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	23,400	23,399,996
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	10,566,098
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	3,689,644
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	2,946,696
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,621	17,341,874
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	30,393,469
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,253,632
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	25,686,137
CD&R Univar Co-Investor, L.P. +, a, c	Limited partnership interest	11/15/10	—	726,696
Confluent Health Holdings LP +, a, b	Common equity	06/24/19	27,246	27,186,912
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	2,888	2,887,500
Desserts LLC +, a	Preferred equity	02/08/16	7,989	11,126,024
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	20,567,270
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	44,628,622
EnfraGen LLC +, a, b	Common equity	09/17/19	37,810	38,190,000
Envision Healthcare Holdings, Inc. +, a	Common equity	10/09/18	9,136	6,815,759
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	60,435,952
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	55,277,892
Gemini Global Holdings Investor, LLC +, a, c	Member interest	06/17/11	—	4,781,456
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	138,974,065
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	11,370,340
Healthgrades, Inc. +, a	Common equity	01/04/19	1,616	169,573
IG Igloo Holdings, Inc. +, a	Common equity	05/11/16	9,058	31,712,940
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	72	153,363
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	7,100	229,705
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	49,324,329
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	6,493,715
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	1,723,408
NTS Holding Corporation, Inc. +, a	Preferred equity	11/21/13	70	473,334
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	28,618,659
One Fox L.P. +, a, c	Common equity	04/25/19	—	45,144,888
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	96,994,694
PG BRPC Investment, LLC [a,b]	Common equity	08/01/19	32,079	32,079,000
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	20,495,696
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	8,201,590
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,385,689

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (87.49%) (continued) Direct Investments * (68.38%) (continued) Direct Equity (50.34%) (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (26.02%) (continued)
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	$54,989,989
SIH RP HoldCo LP +, a	Common equity	09/10/19	38,500	39,270,000
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	56,376
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	35,308,165
SnackTime PG Holdings, Inc. +, a, b, c	Member interest	05/23/18	—	15,035,920
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	54,996,737
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	333,879	3,208,575
TA Buckeye Parent, L.P. +, a	Common equity	06/28/19	21,985,058	80,750,000
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	1,588,709
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	7,475,172
Velocity Holdings L.P. +, a	Common equity	08/06/12	3,749,777	14,394,639
Vistria Catapult Holdings, Inc. +, a, b	Preferred equity	09/30/19	34,828	26,619,742
Total North America (26.02%)				1,299,269,838

Rest of World (1.85%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	6,374,966
Heket Holdings S.à r.l. +, a	Preferred equity	09/25/19	11,988,920	17,420,632
Heket Holdings S.à r.l. +, a	Common equity	09/25/19	271,743	68,557,928
Helios Towers Africa +, a, c, e	Limited partnership interest	12/05/14	—	—
Total Rest of World (1.85%)				92,353,526

South America (0.39%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	12,815,227
GTS II Cayman Corporation +, a, d	Common equity	07/24/13	2,823,797	6,765,468
Total South America (0.39%)				19,580,695

Western Europe (16.49%)
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	28,714,480
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	100,657,350
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	12,139,105
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	96,218,521
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	9,611,253
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	29,734,178
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,816,576
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	31,176,248
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	52,626,527
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	6,155,176
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	2,248,019
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	38,130,328
Global Blue Global, L.P. +, a	Common equity	07/31/12	411,080	15,228,928
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,271	3
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH +, a, c	Member interest	05/28/10	—	1,316,374
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	3,443,367
Luxembourg Investment Company 261 S.à r.l. +, a	Common equity	07/31/18	1,591	31,253,858
Luxembourg Investment Company 261 S.à r.l. +, a, c	Member interest	07/31/18	—	48,692,981
Luxembourg Investment Company 285 S.à r.l. +, a, b	Common equity	08/22/19	6,999,953	3,319,514
Luxembourg Investment Company 285 S.à r.l. +, a, b, c	Member interest	08/22/19	—	16,781,153
Luxembourg Investment Company 285 S.à r.l. +, a, b	Preferred equity	09/17/19	7,865,820	16,781,153
Luxembourg Investment Company 293 S.à r.l. +, a, b	Common equity	06/26/19	10,752,136	10,374,984
Luxembourg Investment Company 293 S.à r.l. +, a, b, c	Member interest	06/26/19	—	24,208,295
Luxembourg Investment Company 314 S.à r.l. +, a, b, e	Common equity	08/22/19	1,920	—
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	85,584,412

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (87.49%) (continued) Direct Investments * (68.38%) (continued) Direct Equity (50.34%) (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (16.49%) (continued)
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	$1,046,639
Polyusus Lux XVI S.a.r.l. +, a, b	Common equity	05/23/18	44,442,345	881,465
Polyusus Lux XVI S.a.r.l. +, a, b	Preferred equity	05/23/18	244,659,996	25,198,101
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	28,566,486
R&R Co-Invest FCPR +, a, c	Limited partnership interest	07/05/13	—	57,434,219
S.TOUS, S.L +, a	Common equity	10/06/15	622	18,251,616
Total Western Europe (16.49%)				823,591,311

Total Direct Equity (50.34%)				$2,514,095,918

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (18.04%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.78%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,957,747	$5,754,513
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)†	12/20/16	12/20/24	Second Lien	12,811,375	10,960,431
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	6,407,895	6,720,515
Speedcast International Limited +, a	Cash 2.75% + L^^	01/08/19	05/15/25	Senior	1,984,962	1,737,931
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	6,851,369	6,851,487
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,680,793	6,691,692
Total Asia - Pacific (0.78%)						38,716,569

North America (13.03%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,492,500	1,496,045
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	1,097,250	1,096,580
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,271,348	16,694,571
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,355,316
AI Aqua Merger Sub, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	08/14/18	12/13/23	Senior	1,781,726	1,702,339
Alliant Holdings Intermediate, LLC +, a	Cash 3.25% + L^^	06/03/19	05/09/25	Senior	1,300,000	1,289,488
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,202,985	1,193,284
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	67,994,784
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,493,750	2,492,226
Avantor, Inc. +, a	Cash 3.00% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	5,201,299	5,448,716
Banff Merger Sub Inc. +, a	Cash 4.25% + L^^	10/18/18	10/02/25	Senior	1,393,000	1,341,006
Berry Global, Inc. +, a	Cash 4.00% + L^^	08/05/19	07/01/26	Senior	2,500,000	2,508,463
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	18,961,350
Blackhawk Network Holdings, Inc +, a	Cash 3.00% + L^^	08/12/19	06/15/25	Senior	997,481	993,271
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,488,750	1,482,178
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,909,435	5,897,035
Brookfield WEC Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	497,500	498,434
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	14,110,388	14,164,642
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^^^	04/02/19	11/21/22	Senior	1,638,908	1,634,201
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,703,084	8,898,904

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	$2,886,758	$2,395,832
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	3,710,000
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	995,000	932,950
Charter NEX US, Inc. +, a	Cash 3.50% + L^^	05/31/19	05/16/24	Senior	1,500,000	1,499,691
CommScope, Inc. +, a	Cash 3.25% + L^	04/26/19	04/06/26	Senior	1,000,000	998,200
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	495,000	493,750
Compuware Corporation +, a	Cash 4.00% + L^	08/13/19	08/22/25	Senior	1,000,000	1,002,874
Conterra Ultra Broadband Holdings, Inc. +, a	Cash 4.50% + L^^	06/06/19	04/30/26	Senior	1,700,000	1,702,194
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	2,992,500	2,698,440
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	28,875,000	25,554,375
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	2,047,500	2,055,280
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,992,494	1,994,088
Deerfield Dakota Holding, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,950,000	2,913,039
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,980,000
Dentalcorp Perfect Smile ULC +, a	Cash 3.75% + L (1.00% Floor)^	04/04/19	06/06/25	Senior	1,790,955	1,759,278
Diamond Sports Group, LLC +, a	Cash 3.25% + L^^	09/18/19	08/24/26	Senior	1,000,000	1,007,200
DigiCert, Inc +, a	Cash 4.00%	02/15/19	10/31/24	Senior	1,389,500	1,385,723
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	05/31/24	Senior	28,701,423	28,351,005
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^	01/19/18	01/16/23	Senior	1,219,081	1,194,356
Ellie Mae, Inc. +, a	Cash 4.00%	05/24/19	04/17/26	Senior	1,800,000	1,805,220
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,985,000	2,431,129
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	62,757,505	46,509,587
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	50,917,240	52,203,294
Femur Buyer, Inc. +, a	Cash 4.50%	03/26/19	03/05/26	Senior	3,000,000	2,998,186
Financial & Risk US Holdings, Inc. +, a	Cash 3.75% + L^	11/19/18	10/01/25	Senior	2,985,000	2,997,152
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	978,518	943,879
Flexential Intermediate Corporation +, a	Cash 3.50% + L^^	06/18/19	08/01/24	Senior	1,994,924	1,724,999
GC EOS Buyer, Inc. +, a	Cash 4.50% + L^^	07/18/19	08/01/25	Senior	2,000,000	1,958,454
Gentiva Health Services, Inc. +, a	Cash 3.75% + L^^	09/18/18	07/02/25	Senior	1,455,068	1,863,718
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^^	12/05/18	05/30/25	Senior	2,381,955	2,360,021
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	989,899	979,376
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	5,104,578	5,031,548
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,356,000	3,520,753
Heartland Dental, LLC +, a	Cash 3.75% + L^	05/15/18	04/30/25	Senior	9,667,771	9,479,475
Hexion Inc. +, a, d	Cash 3.50% + L^^	08/09/19	07/01/26	Senior	1,400,000	1,396,500
Hornblower Sub, LLC +, a	Cash 4.50% + L^^	05/01/19	04/27/25	Senior	948,853	952,838
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,290,152	1,241,314
Husky Injection Molding Systems Ltd. +, a	Cash 3.25% + L (1.00% Floor)^	07/15/19	03/28/25	Senior	997,475	958,037
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,290,127	1,288,123
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,169,535	5,313,198
Infoblox Inc. +, a	Cash 8.75% + L (1.00% Floor)^	11/18/16	11/07/24	Second Lien	15,014,400	15,507,005
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,693,750	3,667,524

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	$1,363,436	$1,363,402
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	992,500	939,807
McAfee, LLC +, a	Cash 3.75% + L^^	07/19/19	09/30/24	Senior	498,744	499,229
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,395,891	3,412,330
Messer Industries USA, Inc. +, a	Cash 2.50% + L^^	04/26/19	03/01/26	Senior	1,396,500	1,392,164
Mitchell International, Inc. +, a	Cash 3.25% + L^	12/21/17	12/01/24	Senior	5,302,021	5,095,698
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,094,500	1,018,057
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	988,934	978,988
Netsmart, Inc. +, a	Cash 3.75% + L^	05/20/19	04/19/23	Senior	1,296,658	1,283,616
Netsmart, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	05/05/16	10/19/23	Second Lien	21,816,000	22,611,375
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	7,053,049	7,248,099
Panther BF Aggregator 2 LP +, a	Cash 3.50% + L^	05/14/19	04/30/26	Senior	1,200,000	1,192,080
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,544,917	3,442,155
Perforce Software, Inc. +, a	Cash 4.50% + L^^	07/22/19	07/01/26	Senior	1,700,000	1,701,700
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,550,375	9,457,035
PetVet Care Centers, LLC +, a	Cash 3.25% + L^	04/12/19	02/14/25	Senior	1,193,985	1,179,068
Plano Molding Company, LLC +, a	Cash 8.00% + L (1.00% Floor)^	05/12/15	05/12/21	Senior	4,582,802	3,963,665
Pluto Acquisition I, Inc. +, a, d	Cash 5.00% + L^^	08/16/19	06/22/26	Senior	1,500,000	1,477,547
Pre-Paid Legal Services, Inc. +, a	Cash 3.25%	05/07/19	05/01/25	Senior	1,495,913	1,455,528
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/23/16	11/14/23	Senior	11,668,436	11,705,208
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,369,885	10,461,136
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	8,476,000	8,919,513
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,194,000	1,133,951
Project Boost Purchaser, LLC +, a	Cash 3.50% + L^^	07/19/19	06/01/26	Senior	1,000,000	994,800
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	16,224,350	13,662,121
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,103,167	2,919,376
Radiate HoldCo, LLC +, a	Cash 3.50% + L (0.75% Floor)^^	07/16/19	02/01/24	Senior	1,600,000	1,598,873
Radiology Partners, Inc. +, a	Cash 4.75% + L^^	09/11/18	12/04/23	Senior	1,985,000	1,956,240
Radiology Partners, Inc. +, a	Cash 8.25% + L^^	12/28/18	07/09/26	Second Lien	438,522	430,321
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	497,500	497,342
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,695,750	1,593,900
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,955,000	2,877,659
Shearer’s Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	4,726,020	4,744,057
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	25,604,166	25,366,221
Six Flags Theme Parks, Inc. +, a	Cash 2.00% + L^^	05/29/19	04/17/26	Senior	1,000,000	999,994
Sorenson Communications, LLC +, a	Cash 6.50% + L^^	05/06/19	04/29/24	Senior	1,000,000	976,268
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,382,500	1,379,690
Sprint Communications, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	12/05/18	02/02/24	Senior	1,492,500	1,486,368
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	3,285,070	3,294,094
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^^	09/11/18	07/30/25	Senior	3,468,668	3,467,220
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	05/05/25	Second Lien	12,870,000	12,532,050
TLP Acquisition Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,725,000	45,070,935
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,704,000	4,707,983
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	4,684,700	4,497,312
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,557,000	3,156,840
WP CityMD Bidco LLC +, a	Cash 4.50% + L (1.00% Floor)^^	09/01/19	08/13/26	Senior	3,000,000	2,976,600
Total North America (13.03%)						651,020,053

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Rest of World (0.69%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.75% + L^^^	10/05/18	07/10/25	Senior	$20,368,074	$19,155,184
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	4,606,221	4,409,840
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	11,130,334
Total Rest of World (0.69%)						34,695,358

Western Europe (3.54%)
AI Ladder (Luxembourg) Subco S.à r.l. +, a	Cash 4.50% + L^^	08/07/18	07/09/25	Senior	2,337,811	2,146,678
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + L^^^	08/23/19	07/31/26	Senior	2,000,000	1,907,600
Air Newco LLC +, a	Cash 4.75% + L^	07/31/18	05/31/24	Senior	4,950,000	4,958,415
Akita Bidco S.a.r.l. +, a	Cash 4.00% + E##	11/15/18	07/24/25	Senior	1,243,931	1,209,828
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	2,256,726	2,012,127
Auris Luxembourg III Sarl +, a	Cash 3.75% + L^	04/04/19	02/27/26	Senior	498,750	496,704
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	2,007,275	1,652,234
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,215,887
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^	08/31/18	06/23/25	Senior	5,199,152	4,886,386
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,191,610	24,709,385
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	341,033	206,611
Crown Finance US, Inc. +, a	Cash 2.50% + L^	03/20/18	02/28/25	Senior	4,261,850	4,236,705
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,608,360	3,030,308
EG Finco Limited +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	3,930,018	3,902,199
EG Finco Limited +, a	Cash 4.00% + E###	06/20/18	02/07/25	Senior	1,931,006	1,671,455
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^^	05/23/18	04/20/26	Second Lien	1,915,044	1,919,564
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,229,696
Grupo Iberica de Congelados, SA +, a	Cash 7.00% + E##	06/28/19	11/28/24	Senior	1,073,172	973,048
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,939,780	4,712,544
IWH UK Midco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,886,679	5,286,122
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,094,610
Lary 4 AB +, a	Cash 3.25% + E#	08/09/16	07/20/23	Senior	10,137,883	10,044,573
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,436,033
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,583,749	1,582,799
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,394,000	2,345,016
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	20,718,366	22,415,649
Pax Midco Spain, S.L.U. +, a	Cash 4.75% + E###	08/07/19	07/01/26	Senior	3,364,659	3,284,812
Paysafe Holdings (US) Corp. +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	4,366,426	4,395,267
R&R Ice Cream plc +, a	Cash 2.63% + E##	03/06/18	01/31/25	Senior	5,330,480	4,719,481
Rouge Beachhouse B.V. +, a	Cash 4.25% + E##	10/15/18	07/25/25	Senior	579,174	549,922
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	5,827,475	5,110,543
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	6,115,352	5,683,469
Silk Bidco AS +, a	Cash 3.75% + E###	02/28/18	02/07/25	Senior	1,678,428	1,308,691
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	12,549,234	13,265,140
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,799,125	2,722,704
TDC A/S +, a	Cash 3.50% + E#	10/22/18	06/04/25	Senior	1,506,866	1,439,098
Telenet International Finance S.a.r.l. +, a	Cash 2.25% + L^^^	06/22/18	08/15/26	Senior	5,293,375	5,311,130
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/15/26	Senior	5,486,250	5,509,900
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,786,500	1,794,652

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Ziggo Secured Finance B.V . +, a	Cash 2.50% + L^	02/21/18	04/15/25	Senior	$2,487,500	$2,497,500
Total Western Europe (3.54%)						176,874,485
Total Direct Debt (18.04%)						$901,306,465

Total Direct Investments (68.38%)						$3,415,402,383

Private Equity Investments (continued) Secondary Investments *, c (7.38%)	Acquisition Date	Fair Value
Asia - Pacific (0.03%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$65,249
Carlyle Japan International Partners II, L.P. +, a	09/30/13	153,690
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	536,809
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	38,812
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	134,615
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	5,766
TRG Growth Partnership II, L.P. +, a	07/08/10	396,413
Total Asia - Pacific (0.03%)		1,331,354

North America (6.45%)
Apollo Investment Fund IX, L.P +, a	06/01/17	2,653,712
Apollo Investment Fund VII, L.P. +, a	07/01/10	273,212
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	111,679
Bain Capital Fund VIII, L.P. +, a, d	12/31/15	714
Bain Capital Fund X, L.P. +, a	06/30/11	8,684,949
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	17,952
Bain Capital Partners IX, L.P. +, a	12/31/15	170,656
Bain Capital VIII Co-Investment Fund, L.P. +, a, d	12/31/15	436
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	14,161
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,224,357
Carlyle Partners IV, L.P. +, a	06/30/10	129,232
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,676,050
Frazier Healthcare VI, L.P. +, a	06/30/12	414,864
FS Equity Partners V, L.P. +, a	08/07/12	972,500
Genstar Capital Partners V, L.P. +, a	09/30/15	749,951
Gridiron Energy Feeder I, L.P. +, a, d	05/15/17	33,539,456
Gryphon Partners 3.5, L.P. +, a	05/21/13	2,166,617
Gryphon Partners IV L.P. +, a, d	02/08/16	31,069,168
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	468,954
Harvest Partners V, L.P. +, a	09/30/11	85,929
Harvest Partners VII, L.P. +, a	12/14/15	8,501,459
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	343,194
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	4,026,570
Highstar Capital III Prism Fund, L.P. +, a, d	07/01/10	422,739
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	46,015,492
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	360,888
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	11,098
Irving Place Capital Investors II, L.P. +, a	03/22/10	12,363
Lee Equity Partners Fund, L.P. +, a	06/30/17	85,843
Lee Equity Partners II, L.P. +, a	06/30/17	3,282,938
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	21,996,710
Lightyear Fund II, L.P. +, a	09/30/13	481,161
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	22,978
MidOcean Partners III, L.P. +, a	06/30/11	570,935

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Monomoy Capital Partners II, L.P. +, a	09/30/15	$919,853
NVP VIII PG, L.P. +, a	05/31/19	18,941,791
Oak Investment Partners XII, L.P. +, a	06/28/12	426,795
Palladium Equity Partners III, L.P. +, a	08/02/10	40,245
Pamlico Capital GP II, LLC +, a	03/31/14	5,152
Pamlico Capital II, L.P. +, a	03/31/14	205,914
Providence Equity Partners IV, L.P. +, a	06/30/11	744
Providence Equity Partners V, L.P. +, a	06/30/11	5,197
Providence Equity Partners VI-A, L.P. +, a	06/30/11	5,351,449
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,035,308
Silver Lake Partners II, L.P. +, a	06/30/14	10,882
Silver Lake Partners III, L.P. +, a	06/30/10	3,569,296
Silver Lake Partners V, L.P. +, a	03/31/17	19,411,469
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	125,009
SL SPV-1, L.P. +, a	12/01/17	12,956,682
SL SPV-2, L.P. +, a	05/01/19	5,241,468
Sun Capital Partners V, L.P. +, a	09/30/13	6,833,020
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	303,532
TA X, L.P. +, a	09/30/15	10,195
TA XI, L.P. +, a	09/30/15	2,270,767
TCV VI, L.P. +, a	09/30/13	804,500
TCV VII (A), L.P. +, a	09/30/13	7,062,876
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	149,175
TPG Partners V, L.P. +, a	07/11/11	174,186
TPG Partners VI, L.P. +, a	07/01/10	5,756,036
Tudor Ventures III, L.P. +, a	12/31/12	286,948
Vistria Fund III, LP +, a, e	06/19/19	—
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	3,682,181
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	54,165,473
Total North America (6.45%)		322,305,060

Western Europe (0.90%)
3i Eurofund Vb, L.P. +, a	09/30/09	4,944,759
3i Growth Capital B, L.P. +, a	10/01/14	69,953
Abingworth Bioventures III, L.P. +, a	09/30/15	1,101
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	374,161
Abingworth Bioventures V, L.P. +, a	06/30/12	183,414
Advent International GPE VI, L.P. +, a	09/30/10	567,749
Apax Europe VI - A, L.P. +, a	07/01/11	131,738
Apax Europe VII - B, L.P. +, a	04/30/11	114,936
Astorg V FCPR +, a	09/30/15	618,438
Astorg VI, FCPI +, a	06/30/16	9,738,037
BC European Capital IX, L.P. +, a	09/30/14	3,078,841
Carlyle Europe Partners II, L.P. +, a	12/28/12	25,477
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,541,123
CCP IX L.P. No.2 +, a	09/30/14	804,550
CVC European Equity Partners V, L.P. +, a	12/28/12	583,786
ESP Golden Bear Europe Fund +, a	12/31/16	13,572,967
Galileo III FCPR +, a	09/30/15	29,409
Graphite Capital Partners VII Top-Up +, a	09/30/15	56,771
Graphite Capital Partners VII, L.P. +, a	09/30/15	332,666
Indigo Capital V, L.P. +, a	09/30/15	75,131
Industri Kapital 2000, L.P. +, a	09/30/15	1,336
Italian Private Equity Fund IV, L.P. +, a	01/29/16	16,210
KKR European Fund III, L.P. +, a	11/01/10	665,969

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Montagu III, L.P. +, a	12/09/09	$1
PAI Europe V +, a	09/30/14	617,956
Permira Europe II, L.P. +, a	11/29/13	27,354
Permira Europe III, L.P. +, a	09/30/13	46,809
Permira IV, L.P. +, a	09/30/13	3,528,501
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,448,090
Terra Firma Capital Partners III, L.P. +, a	09/30/13	1,505,415
Total Western Europe (0.90%)		44,702,648
Total Secondary Investments (7.38%)		$368,339,062

Private Equity Investments (continued) Primary Investments *, c (11.73%)	Acquisition Date	Fair Value
Asia - Pacific (0.91%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	$4,172,620
BGH Capital Fund I +, a	03/01/18	263,154
CPEChina Fund III, L.P. +, a	03/28/18	6,486,209
Hony Capital Fund VIII, L.P. +, a	10/30/15	7,639,835
Hony Capital Partners V, L.P. +, a, d	12/15/11	7,930,494
J-STAR No.4-C, L.P. +, a	08/02/19	66,929
Primavera Capital Fund III L.P. +, a	05/09/18	4,523,764
Southern Capital Fund IV L.P. +, a	01/26/18	1,123,598
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	2,320,452
TPG Asia VII (B), L.P. +, a	12/07/18	5,928,717
Trustbridge Partners VI, L.P. +, a	04/12/18	5,240,705
Total Asia - Pacific (0.91%)		45,696,477

North America (7.52%)
Advent Global Technology, L.P. +, a, e	06/25/19	—
AEA Investors Fund VII LP +, a, e	02/08/19	—
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	—
Apollo Investment Fund VIII, L.P. +, a	06/28/13	9,654,140
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	9,719,097
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	7,789,041
Avista Capital Partners II, L.P. +, a	03/15/10	190,604
Avista Capital Partners III, L.P. +, a	10/03/11	1,286,664
Bain Capital Fund XII, L.P. +, a	06/30/17	7,246,658
Berkshire Fund IX, L.P. +, a	03/18/16	5,483,514
Caltius Partners V-A, L.P. +, a	12/02/14	4,928,513
Carlyle Partners VII, L.P. +, a	11/29/17	10,867,776
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	9,439,582
Clearlake Capital Partners V, L.P. +, a	12/15/17	21,639,689
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	1,740,245
Genstar Capital Partners IX, L.P. +, a	02/21/19	1,976,218
Genstar Capital Partners VI, L.P. +, a	09/01/12	7,224,056
Genstar Capital Partners VII, L.P. +, a	06/26/15	10,823,672
Genstar Capital Partners VIII, L.P. +, a	03/23/17	23,441,924
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	8,549,890
Gryphon Partners V, L.P. +, a	02/23/18	3,907,567
Harvest Partners VIII, L.P. +, a, e	12/19/18	—
Insight Venture Partners X, L.P. +, a	07/06/18	5,786,496
KKR Americas Fund XII L.P. +, a	01/31/18	11,818,918
KKR North America Fund XI, L.P. +, a	02/01/12	9,200,035
Kohlberg TE Investors VII, L.P. +, a	09/15/11	3,746,127
Kohlberg TE Investors VIII-B, L.P. +, a	08/04/16	16,798,572

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments (continued)	Acquisition Date	Fair Value
North America (continued)
Lee Equity Partners Realization Fund Captive AIV, L.P. +, a, e	05/31/19	$—
Leeds Equity Partners VI, L.P. +, a	11/25/16	9,464,199
Nautic Partners IX, L.P. +, a, e	03/12/19	—
Nautic Partners VII-A, L.P. +, a	06/27/14	5,190,024
New Enterprise Associates 14, L.P. +, a	05/04/12	5,625,594
New Enterprise Associates 17, L.P. +, a	06/06/19	892,500
New Mountain Capital V, L.P. +, a, d	06/29/17	12,787,358
NexPhase Capital Fund III-A, LP +, a	09/01/16	19,003,215
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	20,248,489
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	9,136,086
Silver Lake Partners IV, L.P. +, a	07/30/12	13,109,247
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	6,134,042
TA XIII-B, L.P. +, a, e	05/02/19	—
TCV X, L.P. +, a	08/31/18	3,195,044
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	8,356,679
Thompson Street Capital Partners V, L.P. +, a	05/04/18	1,218,404
TPG Partners VII, L.P. +, a	03/01/16	14,039,281
TPG Partners VIII, L.P. +, a, e	01/31/19	—
Trident VII, L.P. +, a	09/22/16	19,151,432
Trident VIII, L.P. +, a, e	04/05/19	—
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	3,401,995
Vistria Fund II, L.P. +, a	12/19/17	7,488,483
Vistria Fund III, LP +, a, e	06/19/19	—
Warburg Pincus Global Growth, L.P. +, a	11/20/18	528,569
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	13,790,052
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	42,015
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	9,432,346
Total North America (7.52%)		375,494,052

Rest of World (0.70%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	7,738,382
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,826,541
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	6,365,898
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	18,110,557
Total Rest of World (0.70%)		35,041,378

Western Europe (2.60%)
Advent International GPE IX-C +, a, e	05/31/19	—
Advent International GPE VII-B, L.P. +, a	07/01/12	10,298,998
Advent International GPE VIII-C, L.P +, a	03/22/16	10,580,837
Apax X USD L.P. +, a, e	07/16/19	—
Bain Capital Europe Fund IV, L.P. +, a	09/01/14	6,176,232
CapVest Equity Partners III B, L.P. +, a	08/30/13	8,037,775
Capvis Equity V L.P. +, a	01/17/18	7,127,085
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,683,072
Carlyle Europe Partners V, L.P. +, a	04/23/18	1,270,224
CVC Capital Partners VI (A) L.P. +, a	07/05/13	7,705,878
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	15,504,438
EQT VI (No.1), L.P. +, a	07/01/11	1,724,293
Gilde Buy-Out Fund VI C.V. +, a	06/28/19	282,538
Graphite Capital Partners IX L.P. +, a, e	04/11/18	—
Hg Saturn I L.P. +, a	06/28/18	13,033,903
HgCapital 8 L.P. +, a	12/19/16	5,853,616
HgCapital Mercury 2 +, a	02/15/17	6,435,317

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	$15,637,255
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	—
Nordic Capital IX, L.P. +, a	07/18/17	6,228,245
PAI Europe VI-1, L.P. +, a	03/12/15	7,926,454
Permira VII L.P. +, a, e	06/21/19	—
Sixth Cinven Fund (No.3) L.P. +, a, d	05/01/16	4,209,379
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	—
Total Western Europe (2.60%)		129,715,539
Total Primary Investments (11.73%)		$585,947,446

Total Private Equity Investments (Cost $3,595,578,320)(87.49%)		$4,369,688,891

Short-Term Investments (7.60%) U.S. Government Treasury Obligations [f] (7.60%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill	2.01%	07/19/19	01/16/20	$75,000,000	$74,601,150
U.S. Treasury Bill	1.99%	07/19/19	11/07/19	75,000,000	74,849,649
U.S. Treasury Bill	1.99%	07/19/19	10/10/19	75,000,000	74,964,037
U.S. Treasury Bill	1.91%	08/21/19	10/10/19	75,000,000	74,964,038
U.S. Treasury Bill	2.43%	04/29/19	10/03/19	80,000,000	79,989,480
Total U.S. Government Treasury Obligations (7.60%)					$379,368,354

Total Short-Term Investments (Cost $379,330,287)(7.60%)					$379,368,354

Total Investments (Cost $4,098,484,296)(97.92%)					4,890,451,350

Other Assets in Excess of Liabilities (2.08%)					104,016,567

Net Assets (100.00%)					$4,994,467,917

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further details regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2019 was 2.02%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2019 was 2.09%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2019 was 2.06%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2019 was 2.03%.

#	As of September 30, 2019, 1 month Euribor was -0.46%.

##	As of September 30, 2019, 3 month Euribor was -0.42%.

###	As of September 30, 2019, 6 month Euribor was -0.39%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of September 30, 2019, 3 month BBSY was 0.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2019 was $4,369,688,891, or 86.69% of net assets. As of September 30, 2019, the aggregate cost of each investment restricted to resale was $22,381,085, $10,621,500, $102,112, $27,897,888, $38,102,078, $2,204,591, $14,353,176, $3,600,295, $6,738,343, $2,630,127, $20,000,000, $69,342,238, $3,483,943, $11,478,466, $22,932,000, $11,862,703, $280, $1,226,349, $11,587,190, $35,274,427, $4,168,272, $17,127,003, $1,932,914, $27,186,912, $2,887,500, $8,571,126, $8,700,000, $20,352,308, $38,190,000, $9,135,720, $56,944,352, $35,120,979, $3,457,439, $82,017,309, $5,648,649, $87,093, $30,000,000, $115,259, $172,633, $37,069,373, $5,000,000, $2,899,729, $473,334, $23,120,285, $45,144,888, $78,652,850, $32,079,000, $15,452,333, $6,739,319, $1,095,000, $52,435,890, $39,270,000, $2,817,098, $28,417,946, $14,872,000, $54,969,200, $4,754,931, $80,750,000, $4,875,000, $4,632,829, $9,757,979, $26,619,742, $6,939,071, $17,510,132, $68,910,149, $0, $9,500,725, $2,823,797, $22,791,101, $89,101,353, $114,301, $86,105,773, $378,368, $22,730,727, $27,818,080, $14,672,982, $53,752,850, $10,671,914, $1,142,031, $18,777,316, $6,058,452, $3,081,671, $393,923, $662,069, $288,509, $9,986,562, $21,615,986, $48,949,162, $3,373,261, $17,052,864, $17,052,864, $11,098,937, $25,897,519, $0, $73,081, $1,063,586, $6,274,935, $23,873,383, $18,798,388, $10,158,828, $12,156,155, $6,962,295, $12,811,375, $6,992,943, $1,961,807, $6,833,573, $6,680,793, $1,485,427, $1,092,031, $16,271,347, $1,413,858, $1,762,752, $1,284,395, $1,190,630, $67,833,948, $2,440,929, $5,336,828, $1,377,158, $2,487,641, $20,335,000, $995,769, $1,478,448, $5,890,256, $494,087, $13,965,040, $1,612,769, $8,707,880, $2,923,243, $9,900,000, $990,310, $1,489,214, $990,520, $487,299, $992,593, $1,687,633, $2,872,718, $27,209,808, $2,010,537, $1,972,978, $2,948,875, $1,998,111, $1,762,379, $995,021, $1,386,000, $28,646,119, $1,218,046, $1,791,417, $2,970,892, $61,608,172, $50,988,657, $2,964,600, $2,916,845, $976,425, $1,866,783, $1,964,343, $1,837,251, $2,349,482, $983,214, $5,095,839, $4,326,688, $9,624,425, $1,382,775, $944,384, $1,281,171, $966,051, $1,284,013, $5,169,535, $15,014,400, $3,686,092, $1,358,558, $985,623, $493,882, $3,390,394, $1,389,705, $5,283,562, $1,089,280, $986,385, $1,285,918, $21,816,000, $7,053,049, $1,188,544, $3,536,664, $1,691,690, $9,550,375, $1,152,196, $4,734,651, $1,481,506, $1,438,233, $11,604,685, $10,385,217, $8,476,000, $1,185,647, $997,561, $14,043,124, $3,096,104, $1,573,042, $1,963,668, $438,165, $495,151, $1,683,860, $2,952,467, $4,729,330, $25,011,554, $995,115, $938,947, $1,376,033, $1,475,979, $3,279,598, $3,454,145, $12,870,000, $45,958,108, $4,697,591, $4,641,853, $3,551,420, $2,970,282, $20,187,980, $4,586,007, $12,439,967, $2,269,506, $1,901,166, $4,939,744, $1,238,397, $2,261,636, $495,161, $1,677,395, $5,099,008, $5,176,672, $26,255,566, $229,429, $4,253,285, $3,424,716, $3,923,689, $1,811,707, $1,928,473, $5,931,239, $995,213, $4,926,542, $5,892,415, $1,137,513, $10,137,883, $1,502,092, $1,580,551, $2,377,355, $21,452,620, $3,331,636, $4,385,564, $5,330,480, $579,174, $5,827,475, $6,001,629, $1,463,817, $12,497,544, $2,802,056, $1,497,208, $5,294,267, $5,488,723, $1,766,604, $2,492,511, $60,379, $102,179, $1,498,010, $60,717, $146,326, $53,395, $533,034, $3,331,720, $419,433, $55,594, $40,325, $673,084, $84,078, $376,971, $598, $1, $1, $1,006, $2, $1, $1,158,141, $202,710, $26,163,598, $10, $19,907,022, $1, $41,362, $7,795,177, $303, $1, $505,400, $46,015,492, $1, $1, $39,077, $15,488, $2,930,441, $7,669,297, $4,361,621, $3, $1, $807,076, $18,379,275, $1,376,417, $1, $1, $1, $8, $428,308, $8,159,158, $530,333, $158, $4, $17,995,427, $1, $11,092,047, $4,648,767, $19,793,748, $167,418, $98,832, $1, $429,399, $1, $968,002, $1,261,516, $3,812,704, $840,505, $0, $1,256,070, $42,779,970, $3, $1, $1, $922,532, $173,570, $48,796, $212,957, $465,906, $459,043, $8,889,834, $1,032,708, $114,227, $3,062,953, $3,161,777, $223, $1,083,423, $1, $58,075, $314,412, $181,332, $1, $1, $32,702, $229, $130,095, $111,689, $416,043, $3,374,944, $876,305, $1, $2,713,539, $268,542, $7,161,796, $8,843,579, $7,972,380, $68,290, $4,644,602, $1,399,890, $2,525,852, $5,932,413, $4,718,351, $0, $0, $0, $6,420,214, $5,391,519, $7,406,756, $227,504, $2,651,444, $7,883,941, $5,739,340, $3,825,270, $12,097,957, $6,075,636, $14,847,291, $1,100,292, $1,976,218, $507,449, $4,701,688, $16,820,319, $7,395,913, $3,943,512, $0, $5,341,451, $11,500,862, $2,428,443, $96,469, $15,739,803, $0, $8,654,019, $0, $988,109, $536,585, $892,500, $11,879,646, $15,690,328, $17,285,673, $0, $6,262,157, $5,595,690, $3,641,959, $0, $3,297,000, $5,541,711, $1,356,954, $10,699,448, $0, $17,081,466, $0, $3,528,345, $6,971,530, $0, $605,000, $7,129,575, $168,712, $5,568,018, $5,571,153, $2,900,942, $4,309,864, $14,926,122, $0, $2,665,895, $8,729,999, $0, $4,518,690, $3,261,016, $8,048,726, $1,471,873, $1,445,373, $4,396,713, $12,923,083, $8,645, $289,899, $0, $10,238,895, $7,024,490, $3,303,536, $8,206,653, $0, $4,896,376, $5,639,664, $0, $3,966,727 and $0, respectively, totaling $3,595,578,320.

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

[d]	Non-income producing.

[e]	Investment has been committed to but has not been funded by the Fund.

[f]	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY - Bank Bill Swap Bid Rate

E - Euribor

L - Libor

PIK - Payment-in-kind

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2019 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2019 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
December 19, 2019	Barclays	$85,940,045	€77,500,000	$84,969,829	$970,216
December 19, 2019	Barclays	85,878,951	€77,500,000	84,969,828	909,123
December 19, 2019	Barclays	85,878,951	€77,500,000	84,969,829	909,122
December 19, 2019	Barclays	85,877,401	€77,500,000	84,969,828	907,573
December 19, 2019	Barclays	85,874,301	€77,500,000	84,969,828	904,473
December 19, 2019	Barclays	70,399,706	£56,500,000	69,845,688	554,018
December 19, 2019	Barclays	70,275,669	£56,400,000	69,722,067	553,602
					$5,708,127

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2019 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $2,721,559,956)	$3,218,530,686
Affiliated Private Equity Investments, at fair value (cost of $874,018,364)	1,151,158,205
Common stocks, at fair value (cost $123,575,689)	141,394,105
Short-term investments, at fair value (cost $379,330,287)	379,368,354
Cash and cash equivalents	76,859,837
Cash denominated in foreign currencies (cost $5,927,417)	5,950,175
Investment sales receivable	8,297,834
Unaffiliated dividends and interest receivable	4,782,384
Affiliated interest receivable	7,466
Unrealized appreciation on forward foreign currency contracts	5,708,127
Other receivable	86,508,507
Receivable for fund units sold	5,411
Prepaid assets	577,428
Total Assets	$5,079,148,519

Liabilities
Investment purchases payable	$2,286,533
Distribution, servicing and transfer agency fees payable	5,293,102
Repurchase amounts payable for tender offers	45,985,927
Due to broker	5,200,000
Incentive fee payable	9,708,093
Management fee payable	13,790,811
Dividends payable	3,689
Professional fees payable	196,227
Line of credit fees payable	780,000
Accounting and administration fees payable	1,048,712
Custodian fees payable	117,499
Other payable	270,009
Total Liabilities	$84,680,602

Commitments and contingencies (See note 12)

Net Assets	$4,994,467,917

Net Assets consists of:
Paid-in capital	$4,247,551,632
Distributable earnings (accumulated loss)	746,916,285
Total Net Assets	$4,994,467,917

Class A Units
Net assets	$2,637,975,667
Units outstanding	440,387,250
Net asset value per unit	$5.99
Class I Units
Net assets	$2,356,492,250
Units outstanding	390,716,816
Net asset value per unit	$6.03

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2019 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $206,301 withholding tax)	$5,785,262
Dividends from affiliated investments	—
Interest from unaffiliated investments	48,252,657
Interest from affiliated investments	81,473
Transaction fee income from unaffiliated issuers	2,036,470
Other fee income	453,430
Total Investment Income	56,609,292

Operating Expenses
Management fees	38,752,938
Professional fees	3,779,117
Accounting and administration fees	2,034,339
Board of Managers’ fees	181,834
Insurance expense	113,365
Custodian fees	178,180
Line of credit fees	2,405,833
Inventive fee	28,287,746
Distribution and servicing fees
Class A Units	8,758,707
Transfer agency fees
Class A Units	690,420
Class I Units	511,118
Other expenses	348,286
Total Expenses	86,041,883

Net Investment Loss	(29,432,591)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	14,835,613
Net realized gain from affiliated investments	(133)
Net realized loss on foreign currency transactions	(391,631)
Net realized gain (loss) on forward foreign currency contracts	25,520,771
Net realized gain distributions from primary and secondary investments	7,210,672
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	111,612,235
Affiliated investments	88,720,689
Foreign currency translation	(308,902)
Forward foreign currency contracts	(868,846)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	246,330,468

Net Increase (Decrease) in Net Assets From Operations	$216,897,877

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2019 (Unaudited)	For the Year Ended March 31, 2019
Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$(29,432,591)	$(23,254,257)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	47,175,292	243,399,724
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	199,155,176	136,286,292
Net increase in Net Assets resulting from operations:	$216,897,877	$356,431,759

Distributions to unitholders from:
Distributions to unitholders	$—	$(201,067,922)
Total distributions to unitholders	$—	$(201,067,922)

Capital transactions (see note 6):
Issuance of common Units
Class A Units	$383,995,801	$442,626,596
Class I Units	266,121,579	385,330,016
Reinvestment of common Units
Class A Units	—	95,296,735
Class I Units	—	90,208,897
Redemption of common Units
Class A Units	(50,273,696)	(92,061,160)
Class I Units	(62,444,790)	(119,141,209)
Exchanges of common Units
Class A Units	(49,591,591)	(9,293,258)
Class I Units	49,591,591	9,293,258
Total increase in Net Assets resulting from capital transactions	$537,398,894	$802,259,875

Total increase in Net Assets	$754,296,771	$957,623,712

Net Assets at beginning of period	$4,240,171,146	$3,282,547,434
Net Assets at end of period	$4,994,467,917	$4,240,171,146

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2019 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$216,897,877
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(200,332,924)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	868,846
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(47,175,292)
Purchases of investments	(1,078,808,256)
Proceeds from sales of investments	507,065,950
Net (purchases) sales and amortization of short-term investments	(80,289,969)
Net realized gain on forward foreign currency contracts	25,520,771
Net realized gain distributions from primary and secondary investments	7,210,672
Amortization of premium and accretion of discount, net	(2,458,486)
Increase in receivable for fund units sold	(5,411)
Decrease in interest receivable	311,428
Decrease in affiliated interest receivable	7,466
Increase in dividends receivable	(199,836)
Increase in investment sales receivable	(6,175,704)
Increase in other receivable	(83,026,596)
Decrease in prepaid assets	59,135
Increase in investment purchases payable	2,286,533
Increase in dividends payable	359
Decrease in due to broker	(1,210,000)
Decrease in management fee payable	(3,099,971)
Increase in administrative services expense payable	1,180,790
Decrease in professional fees payable	(297,084)
Increase in line of credit fees	280,000
Increase in accounting and administrative fees payable	181,662
Increase in custodian fees payable	45,367
Decrease in other payable	(3,929,219)
Decrease in incentive fees payable	(10,748,247)
Net Cash (Used in) Operating Activities	(755,840,139)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	650,117,380
Payments for Units redeemed	(123,220,387)
Net Cash Provided by Financing Activities	526,896,993

Net change in cash and cash equivalents	(228,943,146)

Effect of exchange rate changes on cash	(391,631)

Cash and cash equivalents at beginning of period	312,144,789
Cash and cash equivalents at End of Period	$82,810,012

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	For the Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019	Year Ended March 31, 2018	Period Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$5.73		$5.51	$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.05)		(0.05)	0.20	(0.00	)(4)
Net realized and unrealized gains (losses) on investments	0.31		0.55	0.40	0.17
Net Increase in Net Assets from Operations	0.26		0.50	0.60	0.17
Distributions from:
Net investment income	—		(0.03)	(0.10)	—
Net realized gains	—		(0.25)	(0.16)	—
Total distributions	—		(0.28)	(0.26)	—
Net asset value, end of period	$5.99		$5.73	$5.51	$5.17

Total Return(5)(6)	4.57%		9.36%	11.65%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$2,637,976		$2,243,031	$1,725,576	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee	(0.39	)%(7)	0.15%	5.10%	1.08	%(7)
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(10)	2.83	%(7)	2.84%	2.78%	2.82	%(7)
Ratio of incentive fee to average net assets	0.61	%(6)	1.12%	1.31%	0.36	%(6)
Ratio of gross expenses and Incentive Fee to average net assets(8)(10)	3.44	%(7)(9)	3.96%	4.09%	3.18	%(7)(9)
Ratio of expense waivers to average net assets	—	%(7)	—%	—%	—	%(7)
Ratio of net expenses and Incentive Fee to average net assets(10)	3.43	%(7)(9)	3.96%	4.09%	3.18	%(7)(9)
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.83	%(7)	2.84%	2.78%	2.82	%(7)(9)

Portfolio Turnover	12.49	%(6)	21.75%	23.58%	17.93	%(6)

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	For the Six Months Ended September 30, 2019 (Unaudited)		Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017(1)		Year Ended March 31, 2016			Year Ended March 31, 2015
Per Unit Operating Performance(2)
Net asset value, beginning of year	$5.75		$5.52		$5.18		$5.00		$	N/A		$	N/A
Income from investment operations:
Net investment income (loss)(3)	(0.03)		(0.01)		0.25		(0.00	)(4)		N/A			N/A
Net realized and unrealized gain (loss) on investments	0.31		0.56		0.38		0.18			N/A			N/A
Net Increase in Net Assets from Operations	0.28		0.55		0.63		0.18			N/A			N/A
Distributions from:
Net investment income	—		(0.07)		(0.13)		—			N/A			N/A
Net realized gains	—		(0.25)		(0.16)		—			N/A			N/A
Total distributions	—		(0.32)		(0.29)		—			N/A			N/A
Net asset value, end of period	$6.03		$5.75		$5.52		$5.18		$	N/A		$	N/A

Total Return before Incentive Fee	N/A	%	N/A	%	N/A	%	N/A	%(5)		11.75	%(6)		13.44	%(6)
Total Return after Incentive Fee	4.94	%(7)(8)	10.14	%(7)	12.42	%(7)	11.70%			10.86	%(6)		12.35	%(6)

Ratio/Supplemental Data:
Net assets, end of period in thousands (000’s)	$2,356,492		$1,997,140		$1,556,972		$995,815			$1,712,457			$1,214,310
Net investment income (loss) to average net assets before Incentive Fee(9)(10)	0.33	%(11)	0.86%		5.95%		2.52%			0.81%			1.15%
Ratio of gross expenses to average net assets, excluding Incentive Fee(9)(10)	2.10	%(11)	2.12%		2.10%		1.98%			1.47%			1.52%
Ratio of incentive fee to average net assets	0.61	%(8)	1.12%		1.33%		1.33%			1.12%			1.29%
Ratio of gross expenses and Incentive Fee to average net assets(10)	2.71	%(11)(12)	3.24%		3.43%		3.31%			2.59%			2.81%
Ratio of expense waivers to average net assets	—	%(11)	—%		—%		—%			—%			—%
Ratio of net expenses and Incentive Fee to average net assets(10)	2.71	%(11)(12)	3.24%		3.43%		3.31%			2.59%			2.81%
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.10	%(11)	2.12%		2.10%		1.98%			1.47%			1.52%

Portfolio Turnover	12.49	%(8)	21.75%		23.58%		17.93%			21.91%			18.25%

(1)

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $0.005.

(5)

Total investment return before Incentive Fee was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee would calculate to be 12.50% based on the prior method.

(6)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(7)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

(11)	Annualized.

(12)	The Incentive Fee and/or organizational expenses are not annualized.

N/A	Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. On December 17, 2018, the Fund filed an application to register units of limited liability company interests of the Fund (“Units”) as securities under the Securities Act of 1933, as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the 1933 Act and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure that included Partners Group Private Equity, LLC and Partners Group Private Equity (TEI), LLC (the “Service Feeder Funds”) and Partners Group Private Equity (Institutional), LLC and Partners Group Private Equity (Institutional TEI), LLC (the “Institutional Feeder Funds” and together with the “Service Feeder Funds”, the “Feeder Funds”). As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund, with two separate classes of Units (the “Reorganization”). Prior to the Reorganization, the Feeder Funds owned all of the limited liability company interests in the Fund. As part of the Reorganization, all of the then outstanding interests of the Fund were converted into (i) Class A Units in the case of a Service Feeder Fund and (ii) Class I Units in the case of an Institutional Feeder Fund. The financial statements (including the financial highlights) of the Feeder Funds, and other information about the Feeder Funds, can be obtained on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link. Following the Reorganization on December 31, 2016 at 11:59pm EST, each member of the Feeder Funds became a Member of the Fund. Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Reorganization constituted a tax-free reorganization of the Fund under the Code.

The Fund offers two separate classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund currently offers only two classes of Units, it may offer additional classes of Units in the future. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that Members of any such class bear, and the distribution and service fees that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class I is deemed to be the accounting survivor of the Reorganization.

Each class of Units represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund. Each class of Units differs in its distribution and service plan, if any, and certain other class-specific expenses.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Adviser estimates the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as the latest round of financing, earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of Private Equity Fund Investments that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the term of each such Private Equity Fund Investment.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Fund is the price within the bid-ask spread which is considered most representative of fair value at the end of the reporting period.

Investments for which no prices are obtained under the foregoing procedures, including those for which a price service supplies no quoted market price or a quoted market price that is believed by the Adviser not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. Accordingly, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and short-term interest-bearing deposit accounts. At times, those amounts may exceed applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2019, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	6
Brazilian Reals	1
Canadian Dollars	5
Danish Krone	3
Euros	120
Hong Kong Dollars	2
Indian Rupees	2
Japanese Yen	4
Norwegian Krone	2
Pounds Sterling	23
Singapore Dollar	2
Swedish Krona	1

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

During the six months ended September 30, 2019, the Fund entered into 34 long forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $5,708,127 in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $25,520,771 in net realized gains (losses) and $(868,846) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2019 are representative of contract amounts during the period.

f. Investment Income

The Fund records distributions of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in notices provided to the Fund when distributions on a Private Equity Investment are received. Thus, the Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund accounts for particular income received as other income and transaction income. Other income includes transfer fees, amendment fees, unfunded fees and any other income that is not categorized as interest income. Transaction income is an extraordinary income for certain Direct Investments including break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund with respect to any Direct Investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for line of credit; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include imputed expenses relating to the amortization of deferred payments on Secondary Investments. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized upon settlement. The Fund reports any interest expense related to income tax matters in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction, and based on such review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Prior to January 1, 2017, for U.S. federal income tax purposes, the Fund was treated as a partnership, and each Member of the Fund (i.e., each Feeder Fund) was treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes were paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

As noted above, effective December 31, 2016, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions out of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Members and to meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity disregarded as separate from its sole owner, the Fund, for U.S. federal income tax purposes. As part of the process of preparing its consolidated financial statements, the Onshore Subsidiary is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. To the extent the Onshore Subsidiary has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2019, the tax years from the year 2016 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

The Fund reclassified $(81,129,286) from undistributed net investment income, $22,101,730 of accumulated net realized gain (loss) on investments, forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation, to paid-in capital during the fiscal year ended March 31, 2019. The reclassification reflected an adjustment to paid-in capital due to the change for federal income tax purposes from taxation as a partnership to taxation as a RIC.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The Fund has adopted the disclosure requirements on offsetting in the following table that presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2019:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Barclays Capital	$5,708,127	$—	$—	$—	$5,708,127

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Adopted Accounting Pronouncement

In October 2018, the SEC adopted the final rule under SEC release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. The Fund is no longer required to present components of distributable earnings on the Consolidated Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income in the Consolidated Statements of Changes in Net Assets.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) - Disclosure Framework, to modify the disclosure requirements on fair value measurements. The provisions include several changes for disclosures including for unrealized gains/losses, transfers in and out of investments held as Level 3 fair value investments and information related to measurement uncertainties. Additional provisions include the removal of disclosures of transfers between investments held as Level 1 and Level 2 fair value investments and the reduction of disclosures of liquidation of investees assets. For all entities, the amendments for this update are effective for annual periods beginning after December 15, 2019. Certain provisions require retrospective application upon adoption. The Adviser is currently evaluating the impact that the adoption of this standard will have on the Fund’s financial statements and related disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

3. Fair Value Measurements (continued)

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$141,394,105	$—	$—	$141,394,105
Direct Investments:
Direct Equity	26,589,900	155,474,894	2,332,031,124	2,514,095,918
Direct Debt	—	8,919,513	892,386,952	901,306,465
Total Direct Investments*	$26,589,900	$164,394,407	$3,224,418,076	$3,415,402,383
Secondary Investments*	—	—	368,339,062	368,339,062
Primary Investments*	—	—	585,947,446	585,947,446
Short-Term Investments	379,368,354	—	—	379,368,354
Total Investments	$547,352,359	$164,394,407	$4,178,704,584	$4,890,451,350
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$5,708,127	$—	$—	$5,708,127
Total Assets	$553,060,486	$164,394,407	$4,178,704,584	$4,896,159,477
Liabilities
Foreign Currency Exchange Contracts**	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—
Net appreciation on Foreign Currency Exchange Contracts	$5,708,127	$—	$—	$5,708,127
Total Investments net of Foreign Currency Exchange Contracts	$553,060,486	$164,394,407	$4,178,704,584	$4,896,159,477

*	Private Equity Investments are detailed in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2019 and September 30, 2019 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2019	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of September 30, 2019
Direct Investments:
Direct Equity Investments	$1,800,447,634	$1,567,048	$111,507,284	$471,246,892	$(11,187,458)	$—	$(41,550,276)	$2,332,031,124
Direct Debt Investments	898,807,678	434,499	(27,388,073)	98,549,276	(78,613,468)	597,040	—	892,386,952
Total Direct Investments*	$2,699,255,312	$2,001,547	$84,119,211	$569,796,168	$(89,800,926)	$597,040	$(41,550,276)	$3,224,418,076
Secondary Investments*	305,940,739	(442,624)	9,532,166	85,767,639	(32,458,858)	—	—	368,339,062
Primary Investments*	484,226,457	(227,601)	47,387,625	101,065,895	(46,504,930)	—	—	585,947,446
Total	$3,489,422,508	$1,331,322	$141,039,002	$756,629,702	$(168,764,714)	$597,040	$(41,550,276)	$4,178,704,584

*

For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2019, $41,550,276 was transferred from Level 3 to Level 2.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2019 relating to investments in Level 3 assets still held at September 30, 2019 is $142,708,453, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2019:

Type of Security	Fair Value at September 30, 2019 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$20,908	Discounted cash flow	Discount factor	11.00% – 11.00% (11.00%)
	1,927,967	Market comparable companies	Enterprise value to EBITDA multiple	7.60x – 19.40x (14.00x)
	5,620	Exit price	Recent transaction price	n/a - n/a (n/a)
	308,098	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
	34,583	Replacement cost	Recent transaction price	n/a - n/a (n/a)
	40,562	Reported fair value	Reported fair value	n/a - n/a (n/a)
Direct Debt	$370,754	Discounted cash flow	Discount factor	3.16% – 18.23% (9.07%)
	523,482	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
Primary and Secondary Investments	$954,286	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund estimates fair value through the use of earnings and multiples analysis or a discounted cash flows analysis that consider the credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

4. Revolving Credit Agreement

Effective February 2, 2016, the Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc) and NatWest Markets plc (successor of The Royal Bank of Scotland plc) in the aggregate maximum principal amount of $150,000,000. On January 15, 2019, the Fund increased the LOC by $50,000,000, bringing the total commitments to $200,000,000. On June 13, 2019, the Fund increased the facility bringing the aggregate facility commitments to $300,000,000, with the following revised commitment amounts: Lloyds Bank Corporate Markets plc ($150,000,000), NatWest Markets plc ($50,000,000), UBS AG ($50,000,000), and Barclays Bank PLC ($50,000,000). The Fund anticipates that this line of credit facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings are charged a rate of interest per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2019, the Fund did not utilize this LOC and paid no interest on borrowings. There were no outstanding borrowings at September 30, 2019. In addition to the Commitment fees of 1.20% the Fund pays Arrangement fees based on the rate agreed to with the various lenders, Agency fees of $25,000 per annum, Monitoring fees of $25,000 per annum and Trustee fees of $15,000 per annum.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay to the Fund’s placement agent other qualified recipients as compensation up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets on or about each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee will be charged by the Fund for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units. For all Units received in connection with the Reorganization, the prior holding period is included.

Transactions in Fund Units were as follows:

	For the Six Months Ended September 30, 2019		For the Year Ended March 31, 2019
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	65,676,645	$383,995,801	78,951,826	$442,626,596
Reinvestments	—	—	17,463,210	95,296,735
Repurchases	(8,496,704)	(50,273,696)	(16,389,816)	(92,061,160)
Class exchanges	(8,387,020)	(49,591,591)	(1,673,003)	(9,293,258)
Net increase (decrease)	48,792,921	$284,130,514	78,352,217	$436,568,913
Class I Units
Sales	45,282,230	$266,121,579	68,583,307	$385,330,016
Reinvestments	—	—	16,512,189	90,208,897
Repurchases	(10,435,318)	(62,444,790)	(21,167,347)	(119,141,209)
Class exchanges	8,344,638	49,591,591	1,668,057	9,293,258
Net increase (decrease)	43,191,550	$253,268,380	65,596,206	$365,690,962

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. Until December 31, 2016, in consideration for its investment management services under the Investment Management Agreement, the Fund paid the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment.

Effective with the Reorganization on January 1, 2017 the percentage in the above formula was increased from 1.25 to 1.50%. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2019, the Fund accrued $38,752,938 in management fees for the Adviser.

In addition, until December 31, 2016, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) was debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Fund (the “Incentive Allocation Account”). The Incentive Allocation Account was maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account did not participate in the net profits or losses of the Fund.

Effective with the Reorganization January 1, 2017, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2019, the Fund accrued $28,287,746 in Incentive Fees to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2019, the Fund did not accrue any fees pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2019, the Fund pays each Independent Manager an annual retainer fee of $84,167. Additionally, effective April 1, 2016 the Fund pays an additional retainer of $10,000 per year to the Chairman of the Board and the Chairman of the Audit Committee. Prior to January 1, 2019, the Fund paid each Independent Manager an annual retainer fee of $80,667.

The Managers do not receive any pension or retirement benefits. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2019:

	Shares/ Principal as of September 30, 2019	Fair Value as of March 31, 2019	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2019	Affiliated Income/ accretion of discount
Non-Controlled Affiliates
AAVAS Financiers Limited	5,713,047	$74,048,352	$—	$—	$—	$34,549,901	$108,598,253	$—
Astorg Co-Invest SGG, FCPI (3)	—	31,140,200	—	—	—	(2,425,721)	28,714,479	—
Camelia Investment 1 Limited	6,768,704,353	104,681,393	—	—	—	8,115,062	112,796,455	—
Capri Acquisitions Topco Limited	65,007,484	109,573,016	—	—	—	(3,743,242)	105,829,774	—
Confluent Health Holdings LP	27,246	—	27,186,912	—	—	—	27,186,912	—
ECP Holding Company, LLC	9,753,907	19,598,934	—	—	—	968,336	20,567,270	—
EnfraGen, LLC	37,810	—	38,190,000	—	—	—	38,190,000	—
EQT Jaguar Co-Investment SCSp(3)	—	53,297,015	—	—	—	(670,488)	52,626,527	—
GlobalLogic Worldwide Holdings, Inc.	701,927	109,970,284	—	—	—	29,003,781	138,974,065	—
Huntress Co-Investment L.P., 1(3)	—	44,977,826	—	—	—	17,700,587	62,678,413	—
Luxembourg Investment Company 293 S.à r.l.	10,752,136	—	36,996,456	—	—	(2,413,177)	34,583,279	—
Luxembourg Investment Company 285 S.à r.l(4)	14,865,773	—	37,478,989	—	—	(597,169)	36,881,820	—
Luxembourg Investment Company 314 S.à r.l(4)	1,920	—	—	—	—	—	—	—
MHS Acquisition Holdings, LLC	7,172	336,115	—	—	—	46,953	383,068	—
MHS Blocker Purchaser L.P.(3)	—	43,278,645	—	—	—	6,045,684	49,324,329	—
Murra Warra Asset Hold Trust	13,186,543	13,278,089	1,593,449	—	—	1,855,229	16,726,767	—
Murra Warra Project Hold Trust	429,366	3,319,522	398,362	—	—	463,807	4,181,691	—
OHCP IV SF COI, L.P.(3)	—	24,990,208	—	—	—	3,628,451	28,618,659	—
Onecall Holdings, L.P.(3)	—	97,327,946	—	—	—	(333,252)	96,994,694	—
PG BRPC Investment, LLC	32,079	—	32,079,000	—	—	—	32,079,000	—
PG Lion Management Warehouse S.C.S(4)	—	—	1,063,586	—	—	(16,947)	1,046,639	—
Polyusus Lux XVI S.a.r.l.	289,102,341	28,951,776	—	(5,395)	(154)	(2,866,661)	26,079,566	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2019	Fair Value as of March 31, 2019	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2019	Affiliated Income/ accretion of discount
Quadriga Capital IV Investment Holding II L.P.(3)	$—	$28,673,569	$—	$—	$—	$(107,083)	$28,566,486	$—
Safe Fleet Holdings LLC(5)	2,955,000	2,889,846	633	(7,500)	21	(5,341)	2,877,659	81,473
SnackTime PG Holdings, Inc. (fka H-Food Holdings)	12	70,510,679	—	—	—	(478,022)	70,032,657	—
Vistria Catapult Holdings, LLC	34,828	—	26,619,742	—	—	—	26,619,742	—
Total Non-Controlled Affiliates		$860,843,415	$201,607,129	$(12,895)	$(133)	$88,720,689	$1,151,158,205	$81,473

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

(4)	Luxembourg Investment Company 285 S.à r.l, Luxembourg Investment Company 314 S.à r.l, and PG Lion Management Warehouse S.C.S. are related to the same investment.

(5)	This investment is associated with OHCP IV SF COI, L.P.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2019, the Fund accumulated $2,034,339 in administration and accounting fees.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2019 amounted to $1,078,808,256. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2019 amounted to $507,065,950. Total purchases and sales of short-term investments amounted to $377,495,892 and $300,000,000, respectively, for the six months ended September 30, 2019. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the investments as to the amounts of taxable income allocated to the Fund as of September 30, 2019.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2019 (Unaudited) (continued)

11. Commitments

As of September 30, 2019, the Fund had funded $5,414,580,378 or 84.4% of the $6,417,846,769 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $3,973,458,515 of $4,067,288,006 in total commitments, (ii) Secondary Investments it had funded $792,329,139 of $882,956,157 in total commitments, and (iii) Primary Investments it had funded $648,792,725 of $1,467,602,606 in total commitments, in each case, as of September 30, 2019.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. As a consequence of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Fund Units provide limited liquidity because Members will not be able to redeem Units on a daily basis because the Fund is a closed-end fund. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. Tax Information

As of September 30, 2019, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$4,098,484,296	$564,416,897
Gross unrealized appreciation	942,418,734	5,708,127
Gross unrealized depreciation	(150,451,680)	—
Net unrealized investment appreciation	$791,967,054	$5,708,127

The tax cost of the Fund’s investments as of September 30, 2019, approximates their amortized cost.

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2019 through September 30, 2019 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2019.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Units	$1,000.00	$1,045.70	$20.62	4.02%
Class I Units	$1,000.00	$1,049.40	$16.95	3.30%

	Beginning Account Value (04/01/19)	Ending Account Value (09/30/19)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Units	$1,000.00	$1,004.90	$20.20	4.02%
Class I Units	$1,000.00	$1,008.50	$16.62	3.30%

*

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per unit determined at the opening of business on April 1, 2019.

**

Annualized ratio of expenses to average net assets for the period from April 1, 2019 through September 30, 2019. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (II) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) is available on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2019

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 2, 2019

*	Print the name and title of each signing officer under his or her signature.